Geneva Advisors Equity Income Fund
Geneva Advisors Equity Income Fund
Investment Objective
The investment objective of the Geneva Advisors Equity Income Fund (the “Fund” or the “Equity Income Fund”) is current income, with a secondary objective of modest capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Geneva Advisors Equity Income Fund	Geneva Advisors Equity Income Fund Class R Shares	Geneva Advisors Equity Income Fund Class I Shares
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Geneva Advisors Equity Income Fund		Geneva Advisors Equity Income Fund Class R Shares	Geneva Advisors Equity Income Fund Class I Shares
Management Fees		1.10%	1.10%
Distribution (12b-1) and Service Fees		0.35%	none
Other Expenses		0.30%	0.30%
Total Annual Fund Operating Expenses		1.75%	1.40%
Fee Waiver/Expense Reimbursement		(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.45%	1.10%
[1]	Pursuant to an operating expense limitation agreement between the Adviser and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses) do not exceed 1.45% for Class R shares and 1.10% for Class I shares of the Fund's average net assets, through December 29, 2014. The current operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time of the waiver.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through December 29, 2014.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Geneva Advisors Equity Income Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Geneva Advisors Equity Income Fund Class R Shares	148	512	911	2,029
Geneva Advisors Equity Income Fund Class I Shares	112	403	727	1,645

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.0% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations.  The Fund’s investment strategy focuses on identifying stocks within multiple industry groups.  The Fund seeks to generate current income while providing a modest amount of capital appreciation.  The Fund has wide flexibility in the types of securities used to generate a current income yield.

The Fund may invest in preferred stocks, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”) and convertible securities.  A REIT is a security of a company that invests in real estate, either through real estate property, mortgages and similar real estate investments, or all of the foregoing.  MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange.  Using quantitative and qualitative measures established by the Adviser, the Fund also seeks to purchase dividend-paying and non-dividend-paying common stocks that have stronger relative performance than other dividend-paying and non-dividend-paying common stocks. The Adviser may sell the Fund’s investments for a variety of reasons, including to secure gains, limit losses or reinvest in more promising investment opportunities.

The Fund may also invest up to 30% of its net assets in securities of “foreign issuers.”  “Foreign issuers” means non-U.S. companies: (a) whose securities are not traded on a U.S. exchange; (b) whose securities are traded on a U.S. exchange, and denominated in U.S. dollars, in the form of American Depositary Receipts (“ADRs”); or (c) who are organized and headquartered outside the United States but whose securities are publicly traded on a U.S. exchange.  The Fund may invest up to 25% of its net assets in securities of “foreign issuers” located in emerging markets.  Emerging markets are less developed countries as defined by the investment community and represented by the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM”).

Principal Risks
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Small-Cap, Mid-Cap and Micro-Cap Company Risk.  Small-, mid- and micro-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Real Estate Risk.  Adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations or interest rates, as well as the risks associated with improving and operating property, may decrease the value of REITs in which the Fund may invest.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

•
Master Limited Partnerships Risk. MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.  MLP investments also entail many of the general tax risks of investing in a partnership.  Limited partners in an MLP typically have limited control and limited rights to vote on matters affecting the partnership.

•
Growth Stock Risk.  Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities.  Growth securities may be more volatile because growth companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

•
Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•
Foreign Securities Risk.  The risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

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Emerging Markets Risk.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Depository Receipts Risk.  The Fund may invest its assets in securities of foreign issuers in the form of ADRs, which are securities representing securities of foreign issuers.  A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt.

•
High Portfolio Turnover Risk.  A higher portfolio turnover rate may result in increased brokerage transaction costs and the realization by the Fund, and the distribution to shareholders, of a greater amount of capital gains than if the Fund had a lower portfolio turnover rate, which may lower the Fund’s return.  A high turnover rate may mean that you would have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

Performance
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compared with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available by calling 1-877-343-6382.

Class I Shares(1) Calendar Year Returns as of December 31

(1)	The returns shown in the bar chart are for Class I shares. The performance of Class R shares will differ due to differences in expenses.

The calendar year-to-date return for the Fund’s Class I shares as of September 30, 2013 was 15.87%.  During the period shown in the bar chart, the best performance for a quarter was 14.79% (for the quarter ended December 31, 2011).  The worst performance was -10.92% (for the quarter ended September 30, 2011).

Average Annual Total Returns Period Ended December 31, 2012
Average Annual Returns Geneva Advisors Equity Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Geneva Advisors Equity Income Fund Class I Shares	Class I Shares Return Before Taxes	7.22%	12.11%	Apr. 30, 2010
Geneva Advisors Equity Income Fund Class R Shares	Class R Shares Return Before Taxes	6.86%	11.74%	Apr. 30, 2010
After Taxes on Distributions Geneva Advisors Equity Income Fund Class I Shares	Class I Shares Return After Taxes on Distributions	7.03%	11.90%
After Taxes on Distributions and Sale of Fund Shares Geneva Advisors Equity Income Fund Class I Shares	Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	4.94%	10.41%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	17.51%	8.51%	Apr. 30, 2010

After-tax returns are shown for Class I shares only and will vary for Class R shares.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.